[USAA (R) logo appears here.]






                              USAA SHORT-TERM Fund



                                  [Image appears here]







                              Semiannual Report
-------------------------------------------------------------------------------
September 30, 2001

Table of CONTENTS
-------------------------------------------------------------------------------
      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              7

      MANAGER'S COMMENTARY ON THE FUND                                14

      PORTFOLIO HIGHLIGHTS                                            20

      SHAREHOLDER VOTING RESULTS                                      21

      FINANCIAL INFORMATION

         Portfolio of Investments                                     24

         Notes to Portfolio of Investments                            40

         Statement of Assets and Liabilities                          42

         Statement of Operations                                      43

         Statements of Changes in Net Assets                          44

         Notes to Financial Statements                                45

2

USAA
--------------------------------------------------------------------------------
                                 Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company (USAA Investments), including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.



--------------------------------------------------------------------------------------
         EQUITY                         MONEY MARKET                    INDEX
--------------------------------------------------------------------------------------
     Aggressive Growth                  Money Market           Extended Market Index
(CLOSED TO NEW INVESTORS)
                                  Tax Exempt Money Market        Global Titans Index
      Capital Growth
                                Treasury Money Market Trust       Nasdaq-100 Index
     Emerging Markets
                                     State Money Market             S&P 500 Index
    First Start Growth
                                ------------------------------------------------------
     Precious Metals                  TAXABLE BOND               ASSET ALLOCATION
      and Minerals              ------------------------------------------------------
   (ON OCTOBER 1, 2001,
THE FUND'S NAME WAS CHANGED            GNMA Trust                Balanced Strategy
   FROM THE GOLD FUND TO
PRECIOUS METALS AND MINERALS.)  High-Yield Opportunities       Cornerstone Strategy

         Growth                          Income               Growth and Tax Strategy

     Growth & Income              Intermediate-Term Bond          Growth Strategy

      Income Stock                    Short-Term Bond             Income Strategy

      International             ---------------------------
                                      TAX-EXEMPT BOND
  Science & Technology          ---------------------------

     Small Cap Stock                    Long-Term

         Value                      Intermediate-Term

     World Growth                      Short-Term

                                    State Bond/Income

--------------------------------------------------------------------------------------


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - `S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. `NASDAQ-100(R)', `NASDAQ-100 INDEX(R)', AND `NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. `DOW JONES' AND `DOW JONES GLOBAL TITANS INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. This practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA SHORT-TERM FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA with the eagle is registered in the U.S. Patent & Trademark Office.
               (C)2001, USAA. All rights reserved.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT


[Photograph of the President and Vice
Chairman of the Board, Christopher W.
Claus, appears here.]                        "THE QUICK RESPONSE OF
                                              MONETARY AND FISCAL
                                        POLICYMAKERS IS ENCOURAGING..."

--------------------------------------------------------------------------------

               It was already difficult to predict the timing of an economic recovery before the September 11 attacks on America. Now, it's even tougher. History offers numerous examples of our economy's ability to recover and grow in the face of incredible obstacles. But right now, economists, financial experts, and investors alike are grappling with the question: When will the economy improve?


               The short-term picture is uncertain. September's events may weaken economic sectors that had remained strong during the slowdown earlier in the year. Most importantly, we could see a drop in consumer confidence--the key factor in our economy's stability.

               The consumer has some understandable fears. With corporations aggressively cutting both capital spending and employees, job security is a real concern. In addition, the American public

 ...CONTINUED
--------------------------------------------------------------------------------


               is uneasy about our nation's internal security. Until we know more about the outcome of the current geopolitical conflict, consumers may take a "wait and see" approach to spending.

               Faced with a decline in business activity and uncertainty about a consumer-led rebound, the Federal Reserve Board (the Fed) has cut short-term interest rates aggressively to stimulate the economy. The Fed will probably remain biased toward additional rate reductions until current world events play out and we start to see indicators of economic growth. And, at this writing, the current administration is considering a substantial economic stimulus package. The quick response of monetary and fiscal policymakers is encouraging for all of us who hope for a return to healthy levels of economic growth.

               We expect that the Fed will begin to raise short-term interest rates from their lowest levels in nearly 40 years once the economy shows solid signs of recovery.

               In the equity markets, we also hope to see better days at some point in the future. We all know that bear markets don't last forever, but the key question is: When will this market turn? We don't pretend to know the answer to this question. But I'd like to leave you with some information that may assist you in making informed investment decisions.

               A consensus estimate of S&P 500 earnings calls for an earnings bottom in the first quarter of 2002. Historically, the bear market has generally bottomed and a new bull market has begun well before earnings actually bottom by an average of about nine

6

 ...CONTINUED
--------------------------------------------------------------------------------
                               from the PRESIDENT

               months. The time span between this estimated earnings low and the current bear market low that was reached on September 21 (as indicated by the S&P 500 Index decline of 36.8%) is about six months. Although it is too early to conclude that the bear market is over, this historic trend may indicate that we could be closer to the end of the bear market than the beginning.

               USAA Investments is committed to providing you with commentary on the markets that may help you determine and plan your investment strategy in any market situation. Visit USAA Market Commentary on the Investments page at USAA.COM.

               We truly appreciate the opportunity to serve you. Thank you for your business.


               Sincerely,


               /S/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA SHORT-TERM FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Interest income that is exempt from federal income tax.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               Invests principally in investment-grade, tax-exempt securities with a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                              9/30/01              3/31/01
--------------------------------------------------------------------------------
  Net Assets                           $1,123.8 Million       $1,024.1 Million
  Net Asset Value Per Share                 $10.77                  $10.69
  Tax-Exempt Dividends Per Share
  Last 12 Months                            $0.461                  $0.484
  Capital Gain Distributions Per
  Share Last 12 Months                         -                       -

-------------------------------------------------------------------------------
        Six-Month Total Return and 30-Day SEC Yield* as of 9/30/01
-------------------------------------------------------------------------------
         3/31/01 to 9/30/01                     30-DAY SEC YIELD
                2.87%**                               3.06%


*  CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

** TOTAL RETURNS  FOR PERIODS OF  LESS THAN ONE YEAR  ARE  NOT  ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.


               TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN
               DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. IN-VESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

8

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA SHORT-TERM FUND

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS--PERIODS ENDING SEPTEMBER 30, 2001

--------------------------------------------------------------------------------
                 Total Return      =   Dividend Return     +      Price Change
--------------------------------------------------------------------------------
   10 YEARS          5.02%         =        4.70%          +         0.32%
   5 YEARS           4.99%         =        4.61%          +         0.38%
   1 YEAR            6.89%         =        4.51%          +         2.38%


                       12-MONTH DIVIDEND YIELD COMPARISON

A chart in the form of a bar graph appears here illustrating the comparison of the 12-Month Dividend Yield of the USAA Short-Term Fund to the 12-Month Dividend Yield of the Lipper Short Municipal Debt Funds Average from 9/30/1992 to 9/30/2001.

                USAA SHORT-TERM            LIPPER SHORT MUNICIPAL
                     FUND                    DEBT FUNDS AVERAGE
                ---------------         ---------------------------
09/30/1992           5.15%                         4.92%
09/30/1993           4.44%                         4.02%
09/30/1994           4.30%                         3.81%
09/30/1995           4.65%                         4.16%
09/30/1996           4.71%                         4.15%
09/30/1997           4.54%                         4.11%
09/30/1998           4.52%                         3.97%
09/30/1999           4.55%                         3.78%
09/30/2000           4.61%                         4.04%
09/30/2001           4.29%                         3.92%
--------------------------------------------------------------------------------


               THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVI-DENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST
               MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/92 TO 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------



USAA SHORT-TERM FUND


AVERAGE TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2001

A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ending September 30, 2001.

TOTAL RETURN
---------------------
09/30/1992      6.71%
09/30/1993      5.95%
09/30/1994      1.70%
09/30/1995      6.41%
09/30/1996      4.51%
09/30/1997      5.95%
09/30/1998      5.62%
09/30/1999      2.06%
09/30/2000      4.51%
09/30/2001      6.89%

DIVIDEND RETURN
---------------------
09/30/1992      5.37%
09/30/1993      4.63%
09/30/1994      4.22%
09/30/1995      4.88%
09/30/1996      4.79%
09/30/1997      4.72%
09/30/1998      4.69%
09/30/1999      4.47%
09/30/2000      4.70%
09/30/2001      4.51%

CHANGE IN SHARE PRICE
---------------------
09/30/1992      1.34%
09/30/1993      1.32%
09/30/1994     -2.52%
09/30/1995      1.53%
09/30/1996     -0.28%
09/30/1997      1.23%
09/30/1998      0.93%
09/30/1999     -2.41%
09/30/2000     -0.19%
09/30/2001      2.38%


DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. REFER TO PAGE 7 FOR THE TOTAL RETURN DEFINITION. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

10

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA SHORT-TERM FUND


                        CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Short-Term Fund, the Lehman Brothers Municipal Bond Index and the Lipper Short Municipal Debt Funds Average. The data is for the period 9/30/1991 to 9/30/2001. The data points from the graph are as follows:

                       USAA          LEHMAN BROTHERS       LIPPER SHORT
                    SHORT-TERM       MUNICIPAL BOND       MUNICIPAL DEBT
                       FUND               INDEX           FUNDS AVERAGE
                    ----------       ---------------      --------------
09/30/91              $10,000            $10,000              $10,000
03/31/92               10,322             10,366               10,297
09/30/92               10,671             11,045               10,647
03/31/93               10,980             11,664               10,924
09/30/93               11,306             12,453               11,172
03/31/94               11,294             11,934               11,234
09/30/94               11,498             12,149               11,399
03/31/95               11,804             12,821               11,644
09/30/95               12,236             13,507               11,996
03/31/96               12,492             13,896               12,256
09/30/96               12,787             14,323               12,499
03/31/97               13,079             14,653               12,732
09/30/97               13,548             15,614               13,090
03/31/98               13,909             16,223               13,386
09/30/98               14,310             16,975               13,720
03/31/99               14,529             17,229               13,949
09/30/99               14,605             16,857               14,068
03/31/00               14,826             17,215               14,267
09/30/00               15,264             17,898               14,631
03/31/01               15,862             19,095               15,136
09/30/01               16,315             19,759               15,535


DATA FROM 9/30/91 THROUGH 9/30/01.

 ...CONTINUED
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USAA SHORT-TERM FUND

               The  graph on page 10  illustrates  the  comparison  of a $10,000
               investment  in  the  USAA   Short-Term   Fund  to  the  following
               benchmarks:

                  - The  broad-based  Lehman  Brothers  Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                  - The Lipper Short  Municipal Debt Funds  Average,  an average performance level of all short-term municipal debt funds, reported by Lipper Analytical Services, Inc., an independent organization that monitors the performance of mutual funds.

12

 ...CONTINUED
--------------------------------------------------------------------------------
                                    OVERVIEW


USAA SHORT-TERM FUND


                             LIPPER INDEX COMPARISON

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment in the USAA Short-Term Fund to Lipper Short Municipal Debt Funds Index. The data is for the period 12/30/1994 to 9/30/2001. The data points from the graph are as follows:

                       USAA                 LIPPER SHORT
                    SHORT-TERM             MUNICIPAL DEBT
                       FUND                 FUNDS INDEX
                    ----------             --------------
12/30/94              $10,000                  $10,000
03/31/95               10,257                   10,226
09/30/95               10,632                   10,513
03/31/96               10,855                   10,720
09/30/96               11,111                   10,923
03/31/97               11,365                   11,142
09/30/97               11,772                   11,460
03/31/98               12,086                   11,728
09/30/98               12,434                   12,022
03/31/99               12,625                   12,241
09/30/99               12,691                   12,333
03/31/00               12,883                   12,499
09/30/00               13,263                   12,806
03/31/01               13,783                   13,222
09/30/01               14,177                   13,565


DATA FROM 12/30/94 THROUGH 9/30/01.

 ...CONTINUED
--------------------------------------------------------------------------------



USAA SHORT-TERM FUND

               The graph on page 12 illustrates the comparison of a $10,000 investment in the USAA Short-Term Fund to the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category. Graph data begins at the Lipper Index's inception on December 30, 1994.


               There are distinct differences between the Lipper category average, referred to as the Lipper Average, and the Lipper Index. The Lipper Average includes all funds in existence for a specific period; the number fluctuates because of revisions for new funds, mergers, liquidations, etc. The Lipper Index typically includes a standard number of the largest mutual funds (usually 10 or 30) within its category.

14

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


[Photograph of the Portfolio
Manager, Clifford A. Gladson,
CFA, appears here.]

--------------------------------------------------------------------------------

                                          * * * * *

                        YOUR FUND'S PERFORMANCE HAS RECEIVED AN OVERALL
                  MORNINGSTAR RATING(TM) OF 5 STARS IN THE MUNICIPAL BOND FUND
                       CATEGORY FOR THE PERIOD ENDING SEPTEMBER 30, 2001.


               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS, THE NEXT 22.5% RECEIVE TWO STARS, AND THE BOTTOM 10% RECEIVE ONE STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE USAA SHORT-TERM FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME
               PERIODS: 1,649 FUNDS IN THE LAST THREE YEARS, 1,442 FUNDS IN THE LAST FIVE YEARS, AND 468 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA SHORT-TERM FUND RECEIVED A MORNINGSTAR RATING OF FIVE STARS FOR EACH OF THE THREE-, FIVE-, AND 10-YEAR PERIODS.

 ...CONTINUED
--------------------------------------------------------------------------------


HOW DID THE USAA SHORT-TERM FUND PERFORM FROM MARCH 31 TO SEPTEMBER 30, 2001?

               For the first six months of its fiscal year, your Fund provided a total return of 2.87%, compared to an average of 2.63% for the 40 funds in the Lipper Short Municipal Debt Funds category. During this period, the Fund's share price increased 8 cents to $10.77. As of September 30, 2001, the Fund's tax-exempt distributions over the preceding 12 months provided a dividend yield of 4.29%, well above the 3.92% Lipper category average yield.

               In addition, the Fund ranked 1 out of 6 funds in the Lipper Short Municipal Debt Funds category for the 10-year period ending September 30, 2001.


WHAT ECONOMIC CONDITIONS AFFECTED THE MARKET DURING THIS PERIOD?

               Like all of America, we watched in disbelief on Tuesday, September 11, 2001, as acts of terrorism took the lives of so many at the World Trade Center in New York, at the Pentagon in Washington, D.C., and in rural Pennsylvania. Our heartfelt prayers go out to all of the victims and their families and friends.



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               THE  12-MONTH  DIVIDEND  YIELD IS  COMPUTED  BY  DIVIDING  INCOME
               DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

               FOR THE ONE- AND FIVE-YEAR PERIODS ENDING SEPTEMBER 30, 2001, THE FUND RANKED 6 OUT OF 35 FUNDS AND 3 OUT OF 26 FUNDS, RESPECTIVELY, IN THE LIPPER SHORT MUNI-CIPAL DEBT FUNDS CATEGORY. LIPPER RANKINGS ARE BASED ON TOTAL RETURNS.

               REFER TO PAGE 11 FOR THE LIPPER AVERAGE DEFINITION.

16

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               In addition to exacting a human toll, the terrorists sucker-punched the headquarters of the American capital markets. However, the test of any champion is the ability to get up and get going after being knocked down. The credit markets passed this test with flying colors. The banking system never missed a beat; the Federal Reserve wire completed cash transactions and the Depository Trust Corporation settled outstanding trades. The financial community relocated displaced employees and quickly deployed backup systems. By Wednesday, the 12th, some money market funds were open for business. On Thursday, the bond market was back in business. In less than a week, the entire financial system was up and running. A knockdown is not a knockout; the men and women who make up America's financial markets answered the bell.

               Even before the events of September 11, the economy was experiencing higher unemployment claims, reduced levels of capital spending, and disappointing corporate profits. In an effort to stimulate economic growth, the Federal Reserve Board (the Fed) cut short-term interest rates nine times since the beginning of calendar year 2001, including a 0.50% cut on September 17 and an additional 0.50% cut on October 2, just after the period's end.

               Over the last six months, money market yields have fallen significantly. However, the decline in yields tapered off for bonds with a longer final maturity. Using high-quality municipal bonds as an example, yields fell 1.03% for one-year bonds, 0.70% for three-year bonds, and only 0.44% for five-year bonds. It is uncertain if this trend reflects market expectations of a reduced federal surplus, higher future inflation expectations, or anticipation of higher levels of economic activity in 2002.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THIS PERIOD?

               The Fund did not own bonds secured by revenues from the World Trade Center. Even so, USAA's team of municipal analysts carefully examines our credit exposures for risk. I rely on diversification to minimize the impact of an unthinkable event such as the September 11 attack. Diversification is the practice of investing in a large number of small, unrelated risks rather than a small number of large risks. It is no accident that your Fund owns more than 250 individual securities. A well-diversified portfolio is better prepared to absorb the shock of a random credit catastrophe.

               The primary objective of the Fund is to distribute a high level of tax-exempt dividends. This objective leads me to manage the portfolio with an income orientation that reflects the mathematical nature of bonds, the federal income tax code, and the behavior of the fixed-income market.

               Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. The only tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.

               Common sense dictates that a taxpayer values tax-exempt income over taxable capital gain distributions. The table and three graphs on pages 8 and 9 show the sources of total return for the USAA Short-Term Fund over the last one-, five-, and 10-year periods. Notice that even though there is a good deal

18

 ...CONTINUED
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


               of short-term volatility in share price, the tax-exempt dividend return is the dominant component of long-term total return.

               Two market factors shape an income-oriented portfolio strategy. First, no one has been able to consistently predict the movement in interest rates. Consequently, under normal market conditions, I tend to keep the Fund fully invested. When I trade bonds, I do so to take advantage of interest rate movements that can increase a fund's dividend distribution yield. I manage trading activity carefully to minimize taxable capital gain distributions. The second market factor that influences strategy is the tendency of yields for municipal bonds to increase as bond maturity lengthens. Consequently, the Fund will usually have a weighted-average maturity of about 2.75 years.

               The volatility in the share price of a bond fund depends on the interest rate sensitivity of its portfolio of bonds. However, your Fund typically invests about 20% of its assets in variable-rate demand notes (VRDNs). VRDNs possess a demand feature, usually from a high-quality bank, that allows the holder to sell the bond back to the issuer at par value (100% of face value) with seven days' notice or less. The interest rate reset period of these securities matches the length of the demand feature. Because the price of a VRDN remains at par, independent of fluctuations in interest rates, it helps reduce the volatility of the Fund's share price.

 ...CONTINUED
--------------------------------------------------------------------------------


WHAT IS THE OUTLOOK?

               Until economic conditions stabilize and show some signs of improvement, I expect the Fed to continue a very accommodative monetary policy. This policy could lead to a further decline in money market interest rates. However, as long as inflation remains moderate, I do not anticipate as dramatic a change in yields for securities with a final maturity of more than three years.

               Speaking for myself and our team of analysts and traders, we feel honored by your trust in our stewardship of your hard-earned income. Thank you for allowing us the opportunity to serve you.

               The table below compares the yield of the USAA Short-Term Fund with a taxable equivalent investment.


--------------------------------------------------------------------------------
  TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------
 To match the USAA Short-Term Fund's closing 30-day SEC yield of 3.06%, and
 assuming a marginal federal tax rate of:   27.50%   30.50%   35.50%    39.10%

 A FULLY TAXABLE INVESTMENT MUST PAY:        4.22%    4.40%    4.75%     5.03%


               This table is based on a hypothetical  investment  calculated for
               illustrative   purposes   only.   It  is  not  an  indication  of
               performance for any of the USAA family of funds.



               SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

20

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS


                              PORTFOLIO RATINGS MIX
                                     9/30/01

A pie chart is shown here depicting the Portfolio Ratings Mix as of September 30, 2001 of the USAA Short-Term Fund to be:

AAA - 20%; AA - 14%; A - 15%; BBB - 24%; and Cash Equivalents - 27%.



               The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch, Inc. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories A and BBB account for 1.30% and 1.00%, respectively, of the Fund's investments and are included in the appropriate categories above.


               YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 24-39.

SHAREHOLDER
--------------------------------------------------------------------------------
                                 Voting RESULTS


               On July 20, 2001, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 25, 2001, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

               The following proposals and voting results pertain to one or more series within USAA Tax Exempt Fund, Inc. (the Company). Votes shown for Proposal 1 are for the entire series of the Company. Votes shown for Proposals 2A through 2D and Proposal 4 are for the USAA Short-Term Fund, a series of the Company.


PROPOSAL 1
--------------------------------------------------------------------------------
               Proposal to elect Directors as follows:


                                                         VOTES
         DIRECTORS                  VOTES FOR            WITHHELD
         ----------------------------------------------------------------------
         Robert G. Davis            1,842,731,201        33,320,138

         Christopher W. Claus       1,842,731,201        33,320,138

         David G. Peebles           1,842,731,201        33,320,138

         Michael F. Reimherr        1,842,731,201        33,320,138

         Richard A. Zucker          1,842,731,201        33,320,138

         Barbara B. Dreeben         1,842,731,201        33,320,138

         Robert L. Mason, Ph.D.     1,842,731,201        33,320,138

         Laura T. Starks, Ph.D.     1,842,731,201        33,320,138

22

 ...CONTINUED
--------------------------------------------------------------------------------
                                 Voting RESULTS


PROPOSAL 2A
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction regarding investments in a single issuer.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 57,688,867      2,950,279       810,441          341,707


PROPOSAL 2B
--------------------------------------------------------------------------------

               Proposal   to  approve   the   elimination   of  the   investment
               restriction  regarding  the  purchase  of  securities  of   other
               investment companies.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 53,124,120      7,563,823       761,644          341,707


PROPOSAL 2C
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the issuance of senior securities.


                NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 57,530,249      2,955,975       963,363          341,707

 ...CONTINUED
--------------------------------------------------------------------------------


PROPOSAL 2D
--------------------------------------------------------------------------------

               Proposal to approve the amendment of the investment restriction regarding the purchase or sale of commodities.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 55,628,159      5,147,319       674,109          341,707


PROPOSAL 4
--------------------------------------------------------------------------------

               Proposal to approve a new advisory agreement with USAA Investment Management Company.


               NUMBER OF SHARES VOTING
               -----------------------------------------------------------------
                     FOR          AGAINST       ABSTAIN       BROKER NONVOTE
               -----------------------------------------------------------------
                 58,815,310      1,999,910       634,367          341,707

24

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions.

         ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted at a stipulated time, such as monthly or quarterly, to a rate that reflects current market conditions. However, these securities do not offer the right to sell the security at face value prior to maturity.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (ETM)     Escrowed to final maturity.
         (PRE)     Prerefunded to a date prior to maturity.
         (LOC)     Enhanced by a bank letter of credit.
         (LIQ)     Enhanced by a bank or nonbank liquidity agreement.

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

         (NBGA) Enhanced by a nonbank guarantee agreement.
         (INS)  Scheduled principal and interest payments are insured by:
                   (1)  MBIA, Inc.
                   (2)  AMBAC Financial Group, Inc.
                   (3)  Financial Guaranty Insurance Co.
                   (4)  Financial Security Assurance Holdings Ltd.
                   (5)  Asset Guaranty Insurance Co.
                   (6)  ACA Insurance
                   (7)  AXA Reinsurance Group


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         BAN       Bond Anticipation Note
         COP       Certificate of Participation
         GO        General Obligation
         IDA       Industrial Development Authority/Agency
         IDB       Industrial Development Board
         IDC       Industrial Development Corp.
         IDRB      Industrial Development Revenue Bond
         ISD       Independent School District
         MFH       Multifamily Housing
         PCRB      Pollution Control Revenue Bond
         RAN       Revenue Anticipation Note
         RB        Revenue Bond
         TRAN      Tax Revenue Anticipation Note

26

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON    FINAL          MARKET
 AMOUNT    SECURITY                                   RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS (50.1%)
          ALABAMA (0.1%)
$ 1,000   Prattville Industrial Development PCRB,
           Series 1998                                4.90%  9/01/2008   $    1,004

          ALASKA (0.4%)
  6,500   North Slope Borough GO,
           Series 1998A (INS)1,a                      4.60   6/30/2008        4,928

          ARIZONA (0.7%)
          Maricopa County Hospital RB,
  2,260    Series 1997                                5.25   4/01/2002        2,277
  3,045    Series 1997                                5.35   4/01/2003        3,108
  2,180    Series 1997                                5.35   4/01/2004        2,245

          CALIFORNIA (0.2%)
           Sacramento Cogeneration Auth. RB,
    900    Series 1995                                5.90   7/01/2002          919
    900    Series 1995                                6.00   7/01/2003          941

          COLORADO (0.8%)
  5,000   Adams County IDRB, Series 1983              4.95  12/01/2003        5,024
          Denver Health and Hospital Auth. RB,
  1,180    Series 1998A                               5.13  12/01/2006        1,204
  1,250    Series 1998A                               5.25  12/01/2007        1,278
  1,250    Series 1998A                               5.25  12/01/2008        1,270
    175    Series 2001A                               5.00  12/01/2004          180
    150    Series 2001A                               5.25  12/01/2006          156
    370    Series 2001A                               5.25  12/01/2007          385

          CONNECTICUT (0.8%)
          Mashantucket (Western) Pequot Tribe RB,
  1,250    Series 1996A (ETM)c                        6.25   9/01/2002        1,297
  1,250    Series 1996Ac                              6.25   9/01/2002        1,287
  1,480    Series 1996A (ETM)c                        6.25   9/01/2003        1,587
  1,520    Series 1996Ac                              6.25   9/01/2003        1,605
  1,235    Series 1996A (ETM)c                        6.50   9/01/2006        1,420
  1,265    Series 1996Ac                              6.50   9/01/2006        1,398


PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------

          DISTRICT OF COLUMBIA (0.4%)
          Hospital RB,
$ 1,450    Series 1996A (ETM) (INS)1                  5.00%  8/15/2002   $    1,486
  1,530    Series 1996A (ETM) (INS)1                  5.50   8/15/2003        1,616
  1,610    Series 1996A (ETM) (INS)1                  5.50   8/15/2004        1,731

          GEORGIA (0.4%)
  4,000   Camden County Development Auth. PCRB,
           Series 1997                                5.25   4/01/2002        4,050

          HAWAII (0.4%)
  4,720   Honolulu GO, Series 1999C (INS)3            5.00   7/01/2008        5,047

          IDAHO (0.3%)
          Health Facilities Auth. RB,
    810    Series 1998                                4.65   5/01/2005          813
    860    Series 1998                                5.38   5/01/2006          888
    950    Series 1998                                5.38   5/01/2007          980
  1,005    Series 1998                                5.38   5/01/2008        1,032

          ILLINOIS (4.1%)
 20,000   Chicago Board of Education GO,
           Series 1999A (INS)3,a                      4.50  12/01/2009       14,147
 16,265   Chicago Water RB, Series 1997 (INS)3,a      5.00  11/01/2005       14,192
           Health Facilities Auth. RB,
    550    Series 1996                                5.60   1/01/2002          524
    920    Series 2001 (Decatur Memorial Hospital)    4.38  10/01/2006          938
    990    Series 2001 (Decatur Memorial Hospital)    4.50  10/01/2007        1,006
    945    Series 2001A (Edward Hospital) (INS)4      4.10   2/15/2006          969
  1,925    Series 2001A (Edward Hospital) (INS)4      4.20   2/15/2007        1,970
  2,000    Series 2001A (Edward Hospital) (INS)4      4.25   2/15/2008        2,035
  1,195    Series 2001A (Edward Hospital) (INS)4      5.00   2/15/2009        1,264
  1,260   Hodgkins Tax Increment RB, Series 1995A     6.90  12/01/2001        1,266
  8,275   Sangamon County Lease RBb                   5.05  12/15/2005        8,285

          INDIANA (0.3%)
  3,000   Health Facility Financing Auth. RB,
           Series 1999A (INS)1                        5.00  11/01/2009        3,183

          IOWA (0.5%)
  4,850   Clinton Refunding IDRB, Series 2000         5.80  11/01/2005        5,189


28

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
           LOUISIANA (3.6%)
$ 3,600   Calcasieu Parish IDB RB, Series 2001        4.80% 12/01/2006   $    3,733
 11,310   De Soto Parish PCRB, Series 1993A           5.05  12/01/2002       11,492
          Jefferson Parish School Board RB,
  3,170    Series 1998 (INS)4,a                       4.80   9/01/2007        2,523
  2,090    Series 1998 (INS)4,a                       4.90   3/01/2008        1,608
  2,600   Lake Charles Harbor and Terminal
           District RB, Series 1990                   5.50   5/01/2006        2,669
  5,000   Offshore Terminal Auth. RB, Series 1992B    6.20   9/01/2003        5,320
  9,000   Plaquemines Port, Harbor and Terminal
           District RB, Series 1985C                  5.00   9/01/2007        9,261
  3,440   St. Charles Parish PCRB                     7.63   6/01/2003        3,453

          MAINE (1.2%)
          Jay PCRB,
  5,500    Series 1994A                               4.65   9/01/2002        5,525
  8,305    Series 1994B                               4.70   6/01/2002        8,331

          MASSACHUSETTS (3.7%)
          Health and Educational Facilities Auth. RB,
  3,445    Series 1998B (INS)6                        5.00   7/01/2006        3,618
  3,645    Series 1998B (INS)6                        5.25   7/01/2007        3,862
  1,640    Series 1998B (INS)6                        5.25   7/01/2008        1,730
 17,000   New England Education Loan Marketing
           Corp. RB, Series 1985Ae                    5.80   3/01/2002       17,252
 14,000   State GO, Series 2000B                      5.50   6/01/2008       15,456

          MICHIGAN (1.9%)
          Hospital Finance Auth. RB, Central
           Michigan Hospital,
    130    Series 1996                                5.50  10/01/2001          130
    275    Series 1996                                5.70  10/01/2002          279
    285    Series 1996                                5.80  10/01/2003          293
          Hospital Finance Auth. RB, Genesys
           Health System Medical Center,
  3,500    Series 1995A (ETM)                         7.00  10/01/2001        3,502
  2,500    Series 1998A (ETM)                         5.50  10/01/2006        2,757
  1,500    Series 1998A (ETM)                         5.50  10/01/2007        1,659
  1,000    Series 1998A (ETM)                         5.50  10/01/2008        1,107


                                                                              29
PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON    FINAL          MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
$ 5,800   Monroe Economic Development Corp. PCRB,
           Series 1997                                5.00%  2/01/2003   $    5,976
  4,800   Wayne County COP (INS)2                     5.63   5/01/2011        5,191

          MINNESOTA (0.5%)
          St. Paul Housing and Redevelopment
           Auth. Hospital RB,
    675    Series 1997A                               5.00  11/01/2003          638
  1,410    Series 1997A                               5.10  11/01/2004        1,295
  1,485    Series 1997A                               5.20  11/01/2005        1,331
  1,560    Series 1997A                               5.30  11/01/2006        1,363
  1,645    Series 1997A                               5.35  11/01/2007        1,410

          MISSISSIPPI (1.5%)
  8,740   Hospital Equipment and Facilities Auth. RB,
           Series 2000                                5.75  12/01/2005        8,803
          Jones County Hospital RB,
  1,000    Series 1997                                5.00  12/01/2005        1,010
  1,050    Series 1997                                5.00  12/01/2006        1,056
  1,105    Series 1997                                5.10  12/01/2007        1,109
  1,155    Series 1997                                5.20  12/01/2008        1,156
  1,830   Lafayette County Hospital RB, Series 1997   5.00   3/01/2002        1,844
    550   Lincoln County Hospital RB,
           Series 1998A (INS)5                        5.00   4/01/2004          565
  1,285   Union County Hospital RB, Series 1997       5.00   3/01/2002        1,299

          MISSOURI (0.6%)
          St. Louis Airport Project Double Barrel RB,
  1,500    Series 2000                                6.25   1/01/2003        1,539
  1,750    Series 2000                                6.00   1/01/2004        1,812
  3,000    Series 2000                                6.00   1/01/2005        3,102

          MONTANA (0.3%)
  2,921   State Lottery Commission Lease, Number 169b 5.12   4/29/2004        2,971

          NEBRASKA (0.9%)
  5,000   American Public Energy Agency RB,
           Series 1999A (INS)2                        5.25   6/01/2008        5,242
          Investment Finance Auth. Hospital RB,
    465    Series 1997 (INS)5                         4.90  11/15/2005          491


30

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
   AMOUNT SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
$   440    Series 1997 (INS)5                         5.00% 11/15/2006   $      466
    410    Series 1997 (INS)5                         5.00  11/15/2007          433
    505    Series 1997 (INS)5                         5.05  11/15/2008          532
  2,570   O'Neil IDRB, Series 2001                    4.80   5/01/2009        2,612

          NEVADA (0.3%)
  3,700   Overton Power District Number 5 RB,
           Series 2001A                               5.00   4/01/2002        3,701

          NEW YORK (11.7%)
          Dormitory Auth. RB, Community
           Enhancement Facilities,
  1,675    Series 1999B                               4.00   4/01/2005        1,720
  1,740    Series 1999B                               4.00   4/01/2006        1,784
  5,000   Dormitory Auth. RB, Good Samaritan
           Hospital, Series 1998A (INS)5              5.50   7/01/2009        5,611
          Dormitory Auth. State University RB,
  7,500    Series 1995A                               5.40   5/15/2002        7,646
  1,000    Series 1996                                5.10   5/15/2002        1,018
 20,360   Long Island Power Auth. RB,
           Series 1998A (INS)4,a                      5.15   6/01/2006       17,371
  3,000   Nassau County GO, Series 2000F              7.00   3/01/2003        3,162
          New York City GO,
  1,450    Series 1995D (ETM)                         6.50   2/01/2002        1,472
  3,550    Series 1995D                               6.50   2/01/2002        3,599
  4,900    Series 1998F                               5.50   8/01/2006        5,336
  6,420    Series 1998F                               5.50   8/01/2007        6,999
  5,815    Series 1999F                               4.88   8/01/2010        6,091
  3,000    Series 1999H                               5.00   3/15/2008        3,174
  3,750    Series 2001A                               5.00   5/15/2007        3,983
  3,940    Series 2001A                               5.00   5/15/2008        4,173
 10,000   New York City Transitional Finance
           Auth. RB, Series 1999A                     5.00   8/15/2008       10,692
  4,010   State COP                                   4.90   2/01/2002        4,046
  4,040   State COP                                   4.90   8/01/2002        4,127
  2,035   State COP                                   5.00   2/01/2003        2,099
 11,165   The City University of New York COP         5.75   8/15/2003       11,805
           Thruway Auth. Highway and Bridge Trust
           Fund Bonds,
 10,000   Series 1999B (INS)3                         5.00   4/01/2008       10,707
  7,650   Series 2000B (INS)3                         5.50   4/01/2008        8,410


PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON    FINAL          MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
$ 2,015   Ulster County IDA RB, Series 1999 (NBGA)    5.20% 11/15/2009   $    2,107
  4,400   Urban Development Corp. RB, Series 1993     5.25   1/01/2003        4,543

          OHIO (0.5%)
          Franklin County Health Care Facilities RB,
  1,000    Series 1997                                4.70   7/01/2002        1,002
  1,000    Series 1997                                4.80   7/01/2003        1,003
    500    Series 1997                                5.00   7/01/2004          502
  1,425    Series 1997                                5.00   7/01/2005        1,421
  1,000    Series 1997                                5.10   7/01/2006          991
    475    Series 1997                                5.15   7/01/2007          468
    600    Series 1997                                5.25   7/01/2008          588

          OKLAHOMA (1.5%)
          Holdenville Industrial Auth. RB,
  1,380    Series 1995 (ETM)                          6.15   7/01/2004        1,498
    510    Series 1995 (ETM)                          6.35   7/01/2006          575
 15,000  Housing Development Auth. RB,
           Series 1997A                               4.75  12/01/2002       15,057

          PENNSYLVANIA (0.8%)
  4,400   East Hempfield Township IDA RB,
           Series 1985                                5.25  12/01/2005        4,464
  3,990   Hampden IDA RB, Series 1999                 4.70   1/01/2007        4,094

          PUERTO RICO (1.3%)
          Electric Power Auth. RB,
  5,000    Series 1997AA                              5.00   7/01/2003        5,231
  5,000    Series 1997AA                              5.00   7/01/2004        5,310
  4,122   Municipal Revenue Collection Center COPb    6.85  10/17/2003        4,248

          TENNESSEE (0.2%)
  2,810   Springfield Hospital RB, Series 1998        4.90   8/01/2008        2,758

          TEXAS (7.3%)
          Abilene Higher Education Facilities Corp. RB,
    170    Series 1995 (ETM)                          5.50  10/01/2001          170
  1,310    Series 1995                                5.50  10/01/2001        1,310
    130    Series 1995 (ETM)                          5.60  10/01/2002          134
    870    Series 1995                                5.60  10/01/2002          894
  3,235   Austin Higher Education Auth. RB,
           Series 1998                                4.80   8/01/2009        3,284


32

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          Bexar County Limited Tax GO,
$ 1,800    Series 1999a                               4.35%  6/15/2006   $    1,520
  3,355    Series 1999a                               4.45   6/15/2007        2,694
          Duncanville ISD GO,
  2,095    Series 2001A (NBGA)a                       4.31   2/15/2007        1,702
  2,095    Series 2001A (NBGA)a                       4.42   2/15/2008        1,614
    750   Harlandale ISD School Refunding Bonds,
           Series 2000 (NBGA)a                        5.10   8/15/2008          567
          Harrison County Health Facilities
           Development Corp. RB,
  1,010    Series 1998 (INS)6                         4.80   1/01/2006        1,045
  1,055    Series 1998 (INS)6                         4.80   1/01/2007        1,087
  1,110    Series 1998 (INS)6                         4.90   1/01/2008        1,141
  3,000   Houston ISD GO, Series 1999Aa               4.55   2/15/2009        2,193
          Houston ISD Public Facility Corp. Lease RB,
  3,885    Series 1998A (INS)2,a                      4.85   9/15/2007        3,086
  3,885    Series 1998A (INS)2,a                      4.90   9/15/2008        2,922
  4,805    Series 1998B (INS)2,a                      4.85   9/15/2007        3,816
  5,260    Series 1998B (INS)2,a                      4.90   9/15/2008        3,957
  2,500   Lampasas County IDC RB, Series 1997         5.20  12/01/2001        2,510
  3,495   Lewisville RB, Series 1998 (INS)6           5.00   9/01/2010        3,618
  2,870   Northeast Hospital Auth. RB, Series 1997    5.40   5/15/2003        2,931
  8,150   Plano ISD GO, Series 2001 (NBGA)a           4.42   2/15/2008        6,279
  7,160   Tarrant County Water District Number 1 RB,
           Series 1993                                4.63   3/01/2004        7,335
 10,000   TRAN, Series 2001A                          3.75   8/29/2002       10,147
          Tyler Health Facilities Development Corp. RB,
  2,700    Series 1997A                               5.00   7/01/2003        2,707
  3,120    Series 1997A                               5.00   7/01/2004        3,124
  1,625    Series 1997A                               5.13   7/01/2005        1,626
  1,100    Series 1997A                               5.20   7/01/2006        1,094
  1,125    Series 1997A                               5.30   7/01/2007        1,117
  1,350   Water Resources Finance Auth. RB,
           Series 1999 (INS)2                         4.50   8/15/2007        1,382
          Wylie ISD GO,
  2,380    Series 2001 (NBGA)a                        4.29   8/15/2007        1,893
  1,385    Series 2001 (NBGA)a                        4.40   8/15/2008        1,043
  3,380    Series 2001 (NBGA)a                        4.50   8/15/2009        2,414


PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          VIRGINIA (0.6%)
          Halifax County IDA Hospital RB,
$ 1,100    Series 1998                                4.50%  9/01/2005   $    1,136
    600    Series 1998                                4.65   9/01/2007          613
    500    Series 1998                                4.75   9/01/2008          508
          Newport News IDA IDRB,
  1,650    Series 2000                                5.50   9/01/2006        1,819
  2,000    Series 2000                                5.50   9/01/2008        2,219

          WEST VIRGINIA (0.7%)
  7,500   Kanawha County PCRB, Series 1997            5.25   4/01/2002        7,589

          WISCONSIN (1.6%)
          Health and Educational Facilities Auth. RB,
    410    Series 1997                                5.10  12/15/2005          412
    430    Series 1997                                5.20  12/15/2006          431
    455    Series 1997                                5.25  12/15/2007          455
    475    Series 1997                                5.30  12/15/2008          472
  4,000   Juneau County BAN                           4.80   9/01/2005        4,108
  6,885   Kenosha GO, Series 1998B (INS)4,a           4.50  10/15/2008        5,165
  6,595   Waterford Union High School District GO     5.30   3/01/2003        6,729
                                                                         ----------
          Total fixed-rate instruments (cost: $546,979)                     563,528
                                                                         ----------

          PUT BONDS (26.2%)

          ALABAMA (1.4%)
 15,000   Birmingham Special Care Facilities
           Financing Auth. RB, Series 2000A-2         6.00  11/15/2028       15,512

          CALIFORNIA (1.9%)
  6,660   Fresno MFH RB, Series 1997A                 4.88   1/01/2028        6,827
  5,610   South Gate Public Financing Auth. Tax
           Allocation Bonds, Series 1997 (LOC)        4.75   9/01/2019        5,660
  5,000   Statewide Community Development Auth. RB,
           Series 1999F                               5.30   6/01/2029        5,193
  3,505   Woodland MFH RB, Series 1994A               6.05  12/01/2024        3,579

          DISTRICT OF COLUMBIA (1.8%)
 20,000   MedStar Health, Inc. RB, Series 2001A       6.40   8/15/2031       20,297


34

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON    FINAL          MARKET
 AMOUNT   SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          FLORIDA (0.8%)
$ 8,500   Miami Beach Health Facilities Auth. RB,
           Series 2001B                               5.50% 11/15/2035   $    8,589

          ILLINOIS (1.0%)
 10,840   Health Facilities Auth. RB,
           Series 1998A (LOC)                         4.70   7/01/2031       11,108

          INDIANA (2.0%)
 10,000   Development Finance Auth. PCRB,
           Series 1998A                               4.75   3/01/2025       10,049
 12,300   Princeton PCRB, Series 1996                 3.25   3/01/2019       12,300

          KANSAS (1.6%)
          Burlington Environmental Improvement RB,
  6,000    Series 1998A                               3.25   9/01/2015        6,005
  9,255    Series 1998B                               3.25   9/01/2015        9,256
  2,500    Series 1998D                               3.25  10/01/2017        2,502

          LOUISIANA (4.2%)
 14,285   Public Facilities Auth. RB,
           Series 1985B-1 (INS)2,e                    5.00  12/01/2015       14,455
           St. Charles Parish PCRB,
 12,000   Series 1999B                                4.85   6/01/2030       12,106
 19,860   Series 1999C                                5.35  10/01/2029       20,473

          MASSACHUSETTS (0.9%)
 10,500   Health and Educational Facilities Auth. RB,
           Series A (LOC)                             4.50  10/01/2026       10,669

          MICHIGAN (0.9%)
          Hospital Finance Auth. RB,
  5,000    Series 1999A                               5.30  11/15/2033        5,239
  5,000    Series 1999A                               5.20  11/15/2033        5,200

          OHIO (1.3%)
  6,500   Air Quality Development Auth. RB,
           Series 1999B                               4.30   6/01/2033        6,501
  4,000   Air Quality Facilities RB, Series 1988A     4.85   2/01/2015        4,019
  4,155   Water Development PCRB, Series 1998A        5.35  10/01/2030        4,198


PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          OKLAHOMA (0.1%)
$ 1,500   Tulsa County Home Finance Auth. RB,
           Series 1993A (INS)7                        5.35% 12/01/2018   $    1,505

          PENNSYLVANIA (0.9%)
  5,000   Beaver County IDA PCRB, Series 1999A        4.65   6/01/2033        5,022
  5,275   Derry Township Industrial and
           Commercial Development Auth. RB,
           Series 2000A (LOC)                         4.88  11/01/2030        5,439

          TEXAS (6.0%)
 11,000   Brazos River Auth. RB, Series 1999B         5.20  12/01/2018       11,227
          Lewisville RB,
  7,990    Series 1996 (PRE) (LOC)                    5.00   5/01/2021        8,612
  3,000    Series 2001 (LOC)                          4.13   5/01/2031        3,000
 27,500   Matagorda County Navigation District 1
           PCRB, Series 1999A                         4.90   5/01/2030       27,525
 16,500   Matagorda County Navigation District 1 RB,
           Series 1999C                               5.20   5/01/2029       16,728

          VIRGINIA (0.9%)
 10,000   Henrico County Economic Development
           Auth. RB, Series 2000                      5.75  11/15/2030       10,379

          WYOMING (0.5%)
  5,030   Community Development Auth. Housing RB,
           Series 1997-3                              5.25   6/01/2017        5,081
                                                                         ----------
          Total put bonds (cost: $289,333)                                  294,255
                                                                         ----------

          VARIABLE-RATE DEMAND NOTES (21.1%)

          ARKANSAS (0.5%)
  5,175   Texarkana IDRB, Series 1991                 3.20   3/01/2021        5,175

          CALIFORNIA (2.0%)
  3,820   Gardena Financing Agency RB,
           Series 1991 (LOC)                          4.55   9/01/2011        3,820
 18,220   Health Facilities Financing Auth. RB,
           Variable Refunding Bonds, 1994 Series      2.40  10/01/2024       18,220


36

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
  AMOUNT  SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          COLORADO (0.2%)
$ 2,000   General Improvement District GO 287/42,
            Series 2000 (LOC)                         2.40% 12/01/2031   $    2,000

          FLORIDA (5.6%)
  3,625   Capital Projects Finance Auth. RB,
            Series 2000H (LIQ)                        2.45  12/01/2030        3,625
  9,500   Capital Trust Agency MFH RB,
            Series 1999A (NBGA)c                      2.43  12/01/2032        9,500
    100   City of Gulf Breeze RB, Series 1995A (LOC)  2.30   3/31/2021          100
 16,380   Gulf Breeze Healthcare Facilities RB,
            Series 1999 (NBGA)c                       2.48   1/01/2024       16,380
  1,450   Hillsborough County IDA PCRB, Series 1990   2.70   9/01/2025        1,450
 20,565   Housing Finance Agency RB,
            Series 1991E (NBGA)                       3.20  10/01/2005       20,565
    900   Jacksonville Health Facilities Auth.
            Hospital RB, Series 1996 (LOC)            2.75   5/01/2021          900
  2,100   Jacksonville PCRB, Series 1995              2.75   5/01/2029        2,100
  8,800   Orange County Health Facilities Auth. RB,
            Series 2000A (LIQ)                        2.45   6/01/2030        8,800

          IDAHO (0.2%)
  2,500   American Falls Reservoir District RB,
            Series 2000                               3.30   2/01/2025        2,500

          ILLINOIS (0.4%)
  4,149   Springfield Airport Auth. RB, Series 1986   2.45  10/15/2016        4,149
    560   West Frankfort Commercial Redevelopment RB  4.65   4/01/2007          560

          INDIANA (0.4%)
  4,100   Princeton PCRB, Series 1997 (LOC)           2.65   4/01/2022        4,100

          IOWA (0.7%)
  1,500   Finance Auth. RB, Series 2001 (LOC)         2.85   7/01/2031        1,500
  6,250   Storm Lake Higher Education Facilities RB,
           Series 2000 (LIQ)                          2.55  11/01/2015        6,250

          KENTUCKY (0.2%)
  2,000   Middletown RB, Series 1999 (LOC)            2.35   7/01/2012        2,000


PORTFOLIO
--------------------------------------------------------------------------------
                         of INVESTMENTS (continued)
                         (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
 AMOUNT   SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          MICHIGAN (0.7%)
$ 7,300   Job Development Auth. PCRB,
           Series 1985 (LOC)                          4.10% 10/01/2008   $    7,300

          MISSISSIPPI (0.1%)
  1,400   Perry County PCRB, Series 1992 (LOC)        2.70   3/01/2002        1,400

          MISSOURI (0.2%)
  2,050   Kansas City IDA RB, Series 1997A            2.75   4/01/2027        2,050

          NEW YORK (0.8%)
    400   Energy PCRB, 1994 Series B (LOC)            2.70   2/01/2029          400
  3,800   New York City GO, 1994 Series C (LOC)       2.70  10/01/2023        3,800
  1,400   New York City Municipal Water Finance
           Auth. RB, Series 1994G (NBGA)              2.60   6/15/2024        1,400
  3,900   St. Lawrence County IDA PCRB,
           Series 1985 (LOC)                          2.65  12/01/2007        3,900

          NORTH CAROLINA (0.9%)
          Medical Care Commission Hospital RB,
  8,400    Series 1996A (LOC)                         2.70  10/01/2016        8,400
  1,300    Series 1997 (LOC)                          2.70   4/01/2010        1,300

          OREGON (1.3%)
  15,000  Port of Portland Public Grain Elevator
           RB, Series 1984 (LOC)                      4.08  12/01/2014       15,000

          PENNSYLVANIA (1.0%)
  9,000   Berks County IDA RB, Series 1982 (NBGA)     2.35   7/01/2016        9,000
  2,600   Lehigh County Hospital Auth. RB,
           Series 2001 (LOC)                          2.70   7/01/2031        2,600

          TENNESSEE (0.0%)F
    200   Sevier County Public Building Auth.,
           Series IV-2 (LIQ) (INS)4                   2.75   6/01/2020          200

          TEXAS (0.2%)
  2,400   Harris County Health Facilities
           Development Corp. RB, Series 1999 (LOC)    2.75   7/01/2034        2,400


38

PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)
                           (in thousands)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                           COUPON       FINAL       MARKET
   AMOUNT SECURITY                                    RATE    MATURITY        VALUE
-----------------------------------------------------------------------------------
          VIRGINIA (0.5%)
$ 2,085   Alexandria Redevelopment and Housing
           Auth. RB, 1996B (Goodwin House) (LOC)      2.70% 10/01/2006   $    2,085
  1,800   Greene County IDA RB, Series 2001 (LOC)     2.30   6/01/2026        1,800
    500   Peninsula Ports Auth. Coal Terminal RB,
           Series 1987D (LOC)                         2.70   7/01/2016          500
  1,000   Petersburg Hospital Auth. RB,
           Series 1997 (LOC)                          2.70   7/01/2017        1,000

          WASHINGTON (2.8%)
 11,005   Housing Finance RB, Series 1997 (LOC)       2.80   1/01/2027       11,005
 20,000   Seattle Municipality RB,
           Series 2001-L6 (LIQ)c                      2.80   1/01/2032       20,000

          WISCONSIN (1.1%)
 10,000   Oak Creek PCRB, Series 1986                 2.45   8/01/2016       10,000
  2,700   Whitefish Bay Village RB, Series 2000 (LOC) 2.35   4/01/2020        2,700

          WYOMING (1.3%)
  7,100   Converse County PCRB, Series 1988           3.00   1/01/2014        7,100
  5,000   Gillette PCRB, Series 1988 (LOC)            2.45   1/01/2018        5,000
  2,500   Uinta County PCRB, Series 1992              2.65  12/01/2022        2,500
                                                                         ----------
          Total variable-rate demand notes (cost: $236,534)                 236,534
                                                                         ----------
          ADJUSTABLE-RATE NOTES (2.3%)

          CALIFORNIA (2.3%)
 26,000   State 2001-02 RAN, Index Notes,
           Series Bd (cost: $26,000)                  2.43   6/28/2002       26,000
                                                                         ----------

          TOTAL INVESTMENTS (COST: $1,098,846)                           $1,120,317
                                                                         ==========

                                                                              39
PORTFOLIO
--------------------------------------------------------------------------------
                           of INVESTMENTS (continued)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Hospitals                          17.8% Single-Family Housing              1.8%
Electric Utilities                 15.2  Toll Roads                         1.7
General Obligations                13.5  Airport/Port                       1.6
Appropriated Debt                   4.6  Health Care - Miscellaneous        1.5
Electric/Gas Utilities - Municipal  4.3  Student Loans                      1.5
Multifamily Housing                 4.2  Chemicals - Diversified            1.3
Water/Sewer Utilities - Municipal   3.9  Finance - Municipal                1.3
Education                           3.3  Special Assessment/Tax             1.3
Nursing/Continuing Care Centers     2.8  Real Estate Tax/Fee                1.2
Escrowed Bonds                      2.7  Banks                              1.1
Paper Products                      2.3  Packaged Foods                     1.1
Agricultural Products               2.1  Other                              7.6
                                                                           -----
                                         Total                             99.7%
                                                                           =====


PORTFOLIO SUMMARY BY STATE
--------------------------------------------------------------------------------
Alabama               1.5%    Iowa                1.2%   North Carolina     0.9%
Alaska                0.4     Kansas              1.6    Ohio               1.8
Arizona               0.7     Kentucky            0.2    Oklahoma           1.6
Arkansas              0.5     Louisiana           7.8    Oregon             1.3
California            6.4     Maine               1.2    Pennsylvania       2.7
Colorado              1.0     Massachusetts       4.6    Puerto Rico        1.3
Connecticut           0.8     Michigan            3.5    Tennessee          0.2
District of Columbia  2.2     Minnesota           0.5    Texas             13.5
Florida               6.4     Mississippi         1.6    Virginia           2.0
Georgia               0.4     Missouri            0.8    Washington         2.8
Hawaii                0.4     Montana             0.3    West Virginia      0.7
Idaho                 0.5     Nebraska            0.9    Wisconsin          2.7
Illinois              5.5     Nevada              0.3    Wyoming            1.8
Indiana               2.7     New York           12.5                       ---
                                                         Total             99.7%
                                                                           ====

40

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

     Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

     The percentages shown represent the percentages of the investments to net assets.


SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At September 30, 2001, these securities represented 8.5% of the Fund's net assets.

         (b) Illiquid securities valued using methods determined by a pricing service under general supervision of the Company's Board of Directors. At September 30, 2001, these securities represented 1.4% of the Fund's net assets.

         (c) These securities are not registered under the Securities Act of 1933. Resells of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Company's Board of Directors. At September 30, 2001, these securities represented 4.8% of the Fund's net assets.

         (d) At September 30, 2001, the cost of securities purchased on a delayed-delivery basis was $26,000,000.


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS
                          (continued)


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


         (e) At September 30, 2001, portions of these securities were segregated to cover delayed-delivery purchases.

         (f) Represents less than 0.1% of net assets.


         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


ASSETS

   Investments in securities, at market value
      (identified cost of $1,098,846)                               $1,120,317
   Cash                                                                    606
   Receivables:
   Capital shares sold                                                     527
   Interest                                                             11,372
   Securities sold                                                      30,937
                                                                    ----------
         Total assets                                                1,163,759
                                                                    ----------

LIABILITIES

   Securities purchased                                                 38,300
   Capital shares redeemed                                                 465
   USAA Investment Management Company                                      265
   USAA Transfer Agency Company                                             41
   Accounts payable and accrued expenses                                    89
   Dividends on capital shares                                             804
                                                                    ----------
         Total liabilities                                              39,964
                                                                    ----------
            Net assets applicable to capital shares outstanding     $1,123,795
                                                                    ==========

REPRESENTED BY:

   Paid-in capital                                                  $1,105,552
   Accumulated net realized loss on investments                         (3,228)
   Net unrealized appreciation of investments                           21,471
                                                                    ----------
            Net assets applicable to capital shares outstanding     $1,123,795
                                                                    ==========
   Capital shares outstanding                                          104,381
                                                                    ==========
   Authorized shares of $.01 par value                                 190,000
                                                                    ==========
   Net asset value, redemption price, and offering price per share  $    10.77
                                                                    ==========



   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                         of OPERATIONS
                         (in thousands)

USAA SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                  $24,076
                                                                    -------
   Expenses:
      Management fees                                                 1,473
      Administrative and servicing fees                                 274
      Transfer agent's fees                                             261
      Custodian's fees                                                   95
      Postage                                                            54
      Shareholder reporting fees                                         27
      Directors' fees                                                     3
      Registration fees                                                  63
      Professional fees                                                  24
      Other                                                               9
                                                                    -------
         Total expenses                                               2,283
      Expenses paid indirectly                                          (88)
                                                                    -------
         Net expenses                                                 2,195
                                                                    -------
               Net investment income                                 21,881
                                                                    -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                     16
   Change in net unrealized appreciation/depreciation                 7,486
                                                                    -------
               Net realized and unrealized gain                       7,502
                                                                    -------
   Increase in net assets resulting from operations                 $29,383
                                                                    =======


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

STATEMENTS
--------------------------------------------------------------------------------
                         of Changes in NET ASSETS
                         (in thousands)

USAA SHORT-TERM FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2001


                                                     9/30/2001      3/31/2001
                                                    --------------------------

FROM OPERATIONS

   Net investment income                            $   21,881      $   45,531
   Net realized gain on investments                         16              42
   Change in net unrealized appreciation/
      depreciation of investments                        7,486          21,413
                                                    --------------------------
      Increase in net assets
         resulting from operations                      29,383          66,986
                                                    --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                               (21,881)        (45,531)
                                                    --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                           216,998         304,749
   Dividend reinvestments                               17,860          37,175
   Cost of shares redeemed                            (142,708)       (306,856)
                                                    --------------------------
      Increase in net assets from
         capital share transactions                     92,150          35,068
                                                    --------------------------
   Net increase in net assets                           99,652          56,523

NET ASSETS

   Beginning of period                               1,024,143         967,620
                                                    --------------------------
   End of period                                    $1,123,795      $1,024,143
                                                    ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                          20,248          28,915
   Shares issued for dividends reinvested                1,667           3,526
   Shares redeemed                                     (13,336)        (29,109)
                                                    --------------------------
      Increase in shares outstanding                     8,579           3,332
                                                    ==========================


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements


USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA Short-Term Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service and all other assets are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

46

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities.

            D. EXPENSES PAID  INDIRECTLY - The Fund's  custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended September 30, 2001, custodian fee offset arrangements reduced expenses by $88,000.

            E. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


         agreements  is to meet  temporary  or emergency  cash needs,  including
         redemption   requests  that  might   otherwise   require  the  untimely
         disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2001.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $3,244,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2009. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

48

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Costs of purchases and proceeds from  sales/maturities  of  securities,
         excluding   short-term   securities  for  the  six-month  period  ended
         September 30, 2001, were $120,066,000 and $69,910,000, respectively.

         The  cost  of  securities,   for  federal   income  tax  purposes,   is
         approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2001, were $22,398,000 and $927,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries  out the  Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annual rate of 0.28% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The base fee for the Fund will be computed and paid as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)

               ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until, by July 31, 2004, the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

         OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX1             AS A % OF THE FUND'S AVERAGE NET ASSETS
         -----------------------------------------------------------------------
         +/- 0.20% to 0.50%             +/- 0.04%
         +/- 0.51% to 1.00%             +/- 0.05%
         +/- 1.01% and greater          +/- 0.06%

         1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.


            B. ADMINISTRATIVE  AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed at an annualized rate of 0.15% of the Fund's monthly average net assets. Prior to August 1, 2001, the Manager performed these services; however, no separate fee was charged.

50

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge per shareholder account plus out-of-pocket expenses. Effective August 1, 2001, the annual charge per account was reduced from $28.50 to $25.50.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

NOTES
--------------------------------------------------------------------------------
                         to FINANCIAL Statements
                         (continued)

USAA SHORT-TERM FUND
SEPTEMBER 30, 2001 (UNAUDITED)


(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                     YEAR ENDED MARCH 31,
                             ------------------------------------------------------------------------
                                 2001         2001        2000        1999         1998        1997
                             ------------------------------------------------------------------------
Net asset value at
   beginning of period       $    10.69   $    10.46   $   10.72   $    10.74   $   10.57   $   10.57
Net investment income               .22          .48         .47          .49         .49         .49
Net realized and
   unrealized gain (loss)           .08          .23        (.26)        (.02)        .17         -
Distributions from net
   investment income               (.22)        (.48)       (.47)        (.49)       (.49)       (.49)
                             ------------------------------------------------------------------------
Net asset value at
   end of period             $    10.77   $    10.69   $   10.46   $    10.72   $   10.74   $   10.57
                             ========================================================================
Total return (%) *                 2.87         7.00        2.05         4.46        6.35        4.70
Net assets at end
   of period (000)           $1,123,795   $1,024,143   $ 967,620   $1,033,560   $ 970,805   $ 804,897
Ratio of expenses to
   average net assets (%)           .43a,b       .38         .38          .38         .39         .41
Ratio of net investment
   income to average
   net assets (%)                  4.16a        4.60        4.48         4.55        4.57        4.60
Portfolio turnover (%)             8.60        19.43       18.88         7.34        7.91       27.67



  * Assumes reinvestment of all dividend income distributions during the period.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.


                   DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                               Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                               Barbara B. Dreeben
                               Robert L. Mason, Ph.D.
                               David G. Peebles
                               Michael F. Reimherr
                               Laura T. Starks, Ph.D.
                               Richard A. Zucker

         INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER   9800 Fredericksburg Road
             AND DISTRIBUTOR   San Antonio, Texas 78288

              TRANSFER AGENT   USAA Shareholder Account Services
                               9800 Fredericksburg Road
                               San Antonio, Texas 78288

               LEGAL COUNSEL   Goodwin Procter LLP
                               Exchange Place
                               Boston, Massachusetts 02109

                   CUSTODIAN   State Street Bank and Trust Company
                               P.O. Box 1713
                               Boston, Massachusetts 02105

        INDEPENDENT AUDITORS   KPMG LLP
                               112 East Pecan, Suite 2400
                               San Antonio, Texas 78205

                   TELEPHONE   Call toll free - Central Time
            ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                               Saturday, 8:30 a.m. to 5 p.m.
                               Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL  1-800-531-8181, (in San Antonio) 456-7200
            INFORMATION ABOUT  For account servicing, exchanges,
                 MUTUAL FUNDS  or redemptions
                               1-800-531-8448, (in San Antonio) 456-7202

             RECORDED MUTUAL   24-hour service (from any phone)
           FUND PRICE QUOTES   1-800-531-8066, (in San Antonio) 498-8066

                 MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)   For account balance, last transaction, fund
                               prices, or to exchange or redeem fund shares
                               1-800-531-8777, (in San Antonio) 498-8777

             INTERNET ACCESS   USAA.COM
                                                                        Recycled
                                                                           Paper

[USAA logo appears here.]          WE KNOW WHAT IT MEANS TO SERVE. (R)
                           ---------------------------------------------------
                           INSURANCE - BANKING - INVESTMENTS - MEMBER SERVICES



39592-1101                                   (C)2001, USAA. All rights reserved.